Provision for credit losses (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Provision for credit losses
Loans held at amortized cost	SFr 73	SFr 41	SFr (28)	SFr 114	SFr (52)
Other financial assets held at amortized cost	2	(148)	56	(146)	4,490
Off-balance sheet credit exposures	(11)	(3)	(53)	(14)	(69)
Provision for credit losses	64	(110)	(25)	(46)	4,369
Archegos Capital Management [Member]
Provision for credit losses
Other financial assets held at amortized cost	SFr 0	SFr (155)	SFr 70	(155)	4,500
Bank
Provision for credit losses
Loans held at amortized cost				114	(52)
Other financial assets held at amortized cost				(147)	4,494
Off-balance sheet credit exposures				(14)	(69)
Provision for credit losses				(47)	4,373
Bank | Archegos Capital Management [Member]
Provision for credit losses
Other financial assets held at amortized cost				SFr (155)	SFr 4,500